Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes

9. Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, the Cayman Islands do not impose withholding tax on dividend payments.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries established in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Under the Hong Kong tax laws, it is exempted from the Hong Kong income tax on its foreign-derived income. In addition, payments of dividends from Hong Kong subsidiaries to us are not subject to any Hong Kong withholding tax.

PRC

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%.

The tax expense (benefit) comprises:

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Current Tax	173,388,429	136,698,765	166,563,258	23,990,099
Deferred Tax	(22,095,408)	(6,813,018)	(8,566,670)	(1,233,857)
Total	151,293,021	129,885,747	157,996,588	22,756,242

Reconciliation between the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2014	2015	2016
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.38%	0.00%	0.17%
Effect of tax-free investment income	(0.62%)	(2.97%)	(4.44%)
Effect of uncertain tax positions	0.17%	(1.75%)	(0.01%)
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.07%)	(0.70%)	(3.96%)
Effect of deferred tax asset allowance	—	2.00%	4.70%
Effect of tax holidays	(0.67%)	(1.28%)	(1.82%)
Effect of intra-group share transfer	—	—	1.96%
Effect of others	0.96%	0.16%	(0.06%)
	25.15%	20.46%	21.54%

The aggregate amount and per share effect of the Tax Holiday (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
Aggregate	4,007,311	8,103,295	13,363,068	1,924,682
Per share effect-basic	0.14	0.29	0.47	0.07
Per share effect-diluted	0.14	0.27	0.44	0.06

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	18,992,967	24,107,150	3,472,152
Tax loss carry forward	36,546,645	63,023,249	9,077,236
Unrealized other income	3,734,748	3,105,198	447,241
Others	358,881	83	12
Gross deferred tax assets	59,633,241	90,235,680	12,996,641
Valuation allowance	(12,665,420)	(34,508,881)	(4,970,312)
Net deferred tax assets	46,967,821	55,726,799	8,026,329
Analysis as:
Current	3,104,253	—	—
Non-current	43,863,568	55,726,799	8,026,329
Deferred tax liabilities:
Unrealized investment income	4,264,027	4,456,335	641,846
Net deferred tax liabilities (after offsetting)	1,159,774	4,456,335	641,846
Analysis as:
Current	1,159,774	—	—
Non-current	—	4,456,335	641,846

Deferred tax assets and liabilities have been offset where the Company has a legally enforceable right to do so, and intends to settle on a net basis.

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carry forward periods, the Group’s experience with tax attributes expiring unused and tax planning alternatives. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. The amount of the deferred tax asset considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carry-forward period are reduced. As of December 31, 2016, operating loss carry forward amounted to RMB247 million for the PRC and Hong Kong income tax purpose, the tax loss carryforward of RMB572,253 will begin to expire in 2017. During the year ended December 31, 2015 and 2016, the Group recorded an allowance of RMB12,665,420 and RMB34,508,881 for deferred tax assets which are not more likely than not to be realized. 76.1% of the deferred tax asset allowance as of December 31, 2016 was related to the net operating loss from internet financial service business.

In accordance with the EIT Law, dividends, which arise from profits of foreign-invested corporations earned after January 1, 2008, are subject to a 5% to 10% withholding income tax. A deferred tax liability should be recognized for the undistributed profits of PRC companies unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The accumulated undistributed earnings of the Group’s PRC subsidiaries were RMB1.9 billion as of December 31, 2016. The Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries, and therefore, no additional provision for PRC dividend withholding tax was accrued.

The Group did not record any uncertain tax positions during the years ended December 31, 2014, 2015 and 2016. The Group classifies interest and/or penalties related to income tax matters in income tax expense. The Group accrued interest of RMB1,038,963, nil and nil related to the uncertain tax positions in 2014, 2015 and 2016, respectively. Accrued interest was RMB29,033 and nil as of December 31, 2015 and 2016, respectively. The uncertain tax positions of RMB67,248 was released in 2016 due to the lapse of statute of limitations. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. .

The movement of the Group’s uncertain tax positions is summarized as follows:

	RMB	US$
Unrecognized tax benefit—December 31, 2013	9,991,022	1,542,348
Gross increases—accrued interest in current period	1,038,963	160,388
Settlements	—	—
Reverse due to lapse of statute of limitations	—	—
Exchange rate translation	97,712	15,084
Unrecognized tax benefit—December 31, 2014	11,127,697	1,717,820
Gross increases—accrued interest in current period	—	—
Settlements	—	—
Reverse due to lapse of statute of limitations	(11,202,168)	(1,729,317)
Exchange rate translation	141,719	21,878
Unrecognized tax benefit—December 31, 2015	67,248	10,381
Gross increases—accrued interest in current period	—	—
Settlements	—	—
Reverse due to lapse of statute of limitations	(67,248)	(10,381)
Exchange rate translation	—	—
Unrecognized tax benefit—December 31, 2016	—	—